Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Company and their relationships with the Company

Entity or individual name	Relationship with the Company
Zhao Yun	Independent Director and Chairman of the Remuneration Committee of the Company

(a)	The Company entered into the following related party transactions:

For the year ended December 31, 2025 and 2024, the Company had no material related party transactions.

(b)	The Company had the following significant related party balances:

As of December 31, 2025, the Company had a due to related party balance of $12,083 owing to Zhao Yun.